FAIR VALUE MEASUREMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

NOTE 6:-FAIR VALUE MEASUREMENTS

The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis as of December 31, 2021 and June 30, 2022 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	December 31, 2021
	Level 1	Level 2	Level 3

	Audited

Warrants to convertible preferred shares	$—	$—	$18,623

	June 30, 2022
	Level 1	Level 2	Level 3

	(Unaudited)

Warrants Liability – Public Warrants	$6,543	$—	$—
Warrant Liability – Private Warrants	—	—	6,405
Total	$6,543	$—	$6,405

The fair value of the Public Warrants is determined with reference to the prevailing market price for warrants that are trading on Nasdaq under the ticker DRTSW.

NOTE 6:-FAIR VALUE MEASUREMENTS  (continued)

The Private warrants were valued using a Black Scholes Option Pricing Model, which is considered to be a Level 3 fair value measurement. The Black Scholes model’s primary unobservable input utilized in determining the fair value of the Private warrants is the expected volatility of the Ordinary shares. The expected volatility was implied from a blend of the Company’s own Ordinary share and Public Warrant pricing, and the average historical share volatilities of several unrelated public companies within the Company’s industry that the Company considers to be comparable to its own business.

The Warrants to convertible preferred shares were converted into an identical number of warrants convertible into ordinary shares of the Company. After conversion the converted warrants were valued using a Black Scholes Option Pricing Model. The Black Scholes model’s primary unobservable input utilized in determining the fair value of the Warrants to convertible preferred shares is the expected volatility of the Ordinary shares. The expected volatility was implied from the Company’s own Ordinary shares and Public Warrants pricing, and the average historical share volatilities of several unrelated public companies within the Company’s industry that the Company considers to be comparable to its own business.

There were no transfers in or out of Level 3 from other levels in the fair value hierarchy.

The following table provides the inputs used for Level 3 fair value measurements:

	December 31, 2021	June 30, 2022
	(Audited)	(Unaudited)
Expected term (years)	1.25	4.68
Expected volatility	83.00%	43.81%
Risk-free rate	0.75%	3.01%
Dividend yield	0.00%	0.00%

The following table presents the changes in the fair value of Level 3 warrants liability:

Private Warrants

Fair value as of March 7, 2022 (merger date)	$11,652
Change in fair value	(5,247)
Fair value as of June 30, 2022	$6,405

Warrants to Convertible Preferred Shares

Fair value as of January 1, 2022	$18,623
Change in fair value	16,547
Conversion of Warrants to Convertible Preferred shares in connection with SPAC merger	(35,170)
Fair value as of June 30, 2022	$—

NOTE 7:-FAIR VALUE MEASUREMENTS

Financial instruments measured at fair value on a recurring basis include warrants to convertible preferred shares (see note 9). The warrants are classified as a liability in accordance with ASC 480-10-25. These warrants were classified as level 3 in the fair value hierarchy since some of the inputs used in the valuation (the share price) were determined based on management’s assumptions. To calculate the fair value of the warrants, the Company first calculated the underlying preferred share value by using the income approach and the market approach. Then the equity value was allocated by using the hybrid model method utilizing two scenarios of OPM and IPO. Once the preferred shares value was derived from the two scenarios, the Black-Scholes model was utilized to calculate the warrants value in each one of the scenarios. Then, probability for each one of the scenarios was applied by the Company to derive the weighted average fair value of the warrants.

The following table summarizes the assumptions used by the Company in the Black-Scholes model:

	December 31,
	2019	2020	2021
Expected term	3	2.25	1.25
Expected dividend yield	0%	0%	0%
Expected volatility	78.11%	96.83%	83.00%
Risk-free interest rate	1.91%	0.42%	0.75%

The change in the fair value of the preferred share warrants liability is summarized below:

	2020	2021
Beginning of year	$5,163	$5,366
Change in fair value	203	13,257
End of year	$5,366	$18,623